Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.17%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The)	24,780	$761,737

Omnicom Group, Inc.	13,041	1,051,496

		1,813,233

Aerospace & Defense–1.58%
Axon Enterprise, Inc.(b)	4,589	1,054,873

Boeing Co. (The)(b)	37,031	8,577,491

General Dynamics Corp.	14,801	3,655,403

Howmet Aerospace, Inc.	25,575	1,345,245

Huntington Ingalls Industries, Inc.	2,594	614,830

L3Harris Technologies, Inc.	12,352	2,356,885

Lockheed Martin Corp.	14,638	6,554,457

Northrop Grumman Corp.	9,288	4,413,286

RTX Corp.(c)	95,057	7,745,244

Textron, Inc.	13,055	1,000,796

TransDigm Group, Inc.	3,604	3,470,184

		40,788,694

Agricultural & Farm Machinery–0.25%
Deere & Co.	17,807	6,489,049

Agricultural Products & Services–0.14%
Archer-Daniels-Midland Co.	35,085	2,586,817

Bunge Global S.A.	9,736	1,069,694

		3,656,511

Air Freight & Logistics–0.50%
C.H. Robinson Worldwide, Inc.	7,519	616,934

Expeditors International of Washington, Inc.	9,951	1,197,503

FedEx Corp.	15,112	3,911,439

United Parcel Service, Inc., Class B	47,236	7,161,450

		12,887,326

Apparel Retail–0.37%
Ross Stores, Inc.	22,247	2,900,564

TJX Cos., Inc. (The)	75,054	6,613,008

		9,513,572

Apparel, Accessories & Luxury Goods–0.18%
lululemon athletica, inc.(b)	7,536	3,367,085

Ralph Lauren Corp.	2,623	339,363

Tapestry, Inc.	15,258	483,221

VF Corp.	21,093	352,886

		4,542,555

Application Software–2.62%
Adobe, Inc.(b)	29,768	18,188,546

ANSYS, Inc.(b)	5,668	1,662,764

Autodesk, Inc.(b)	13,958	3,048,846

Cadence Design Systems, Inc.(b)	17,751	4,850,816

Fair Isaac Corp.(b)	1,610	1,751,036

Intuit, Inc.	18,290	10,452,003

PTC, Inc.(b)	7,760	1,221,114

Roper Technologies, Inc.	6,970	3,751,602

Salesforce, Inc.(b)	63,610	16,023,359

	Shares	Value

Application Software–(continued)
Synopsys, Inc.(b)	9,937	$5,398,077

Tyler Technologies, Inc.(b)	2,710	1,107,956

		67,456,119

Asset Management & Custody Banks–0.85%
Ameriprise Financial, Inc.	6,739	2,382,304

Bank of New York Mellon Corp. (The)	50,861	2,457,603

BlackRock, Inc.	9,166	6,885,774

Blackstone, Inc., Class A(c)	46,353	5,208,687

Franklin Resources, Inc.(c)	18,456	457,709

Invesco Ltd.(d)	28,970	413,402

Northern Trust Corp.	13,428	1,064,169

State Street Corp.	21,224	1,545,532

T. Rowe Price Group, Inc.	14,648	1,466,704

		21,881,884

Automobile Manufacturers–1.89%
Ford Motor Co.	256,752	2,634,276

General Motors Co.	89,958	2,842,673

Tesla, Inc.(b)	180,340	43,296,027

		48,772,976

Automotive Parts & Equipment–0.08%
Aptiv PLC(b)	18,470	1,530,055

BorgWarner, Inc.	15,352	517,209

		2,047,264

Automotive Retail–0.30%
AutoZone, Inc.(b)(c)	1,183	3,087,547

CarMax, Inc.(b)(c)	10,332	660,628

O’Reilly Automotive, Inc., Class R(b)	3,935	3,865,666

		7,613,841

Biotechnology–1.88%
AbbVie, Inc.	115,272	16,413,580

Amgen, Inc.	34,934	9,419,604

Biogen, Inc.(b)	9,459	2,214,163

Gilead Sciences, Inc.	81,375	6,233,325

Incyte Corp.(b)	12,147	660,068

Moderna, Inc.(b)(c)	21,625	1,680,262

Regeneron Pharmaceuticals, Inc.(b)	6,975	5,746,075

Vertex Pharmaceuticals, Inc.(b)	16,855	5,980,322

		48,347,399

Brewers–0.03%
Molson Coors Beverage Co., Class B	12,137	746,911

Broadcasting–0.05%
Fox Corp., Class A(c)	17,084	504,661

Fox Corp., Class B	8,976	248,276

Paramount Global, Class B(c)	32,159	462,125

		1,215,062

Broadline Retail–3.44%
Amazon.com, Inc.(b)	592,974	86,627,571

eBay, Inc.	34,975	1,434,325

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Broadline Retail–(continued)
Etsy, Inc.(b)(c)	7,980	$604,964

		88,666,860

Building Products–0.41%
A.O. Smith Corp.(c)	8,137	613,204

Allegion PLC	5,733	608,214

Carrier Global Corp.(c)	54,705	2,842,472

Johnson Controls International PLC	44,233	2,335,502

Masco Corp.	14,689	889,419

Trane Technologies PLC	14,916	3,362,216

		10,651,027

Cable & Satellite–0.54%
Charter Communications, Inc., Class A(b)	6,680	2,672,869

Comcast Corp., Class A	268,889	11,263,760

		13,936,629

Cargo Ground Transportation–0.13%
J.B. Hunt Transport Services, Inc.	5,290	980,078

Old Dominion Freight Line, Inc.	5,814	2,261,995

		3,242,073

Casinos & Gaming–0.11%
Caesars Entertainment, Inc.(b)	13,912	622,145

Las Vegas Sands Corp.	21,311	982,863

MGM Resorts International	18,951	747,427

Wynn Resorts Ltd.	6,611	558,101

		2,910,536

Commodity Chemicals–0.15%
Dow, Inc.	45,725	2,366,269

LyondellBasell Industries N.V., Class A	16,727	1,590,737

		3,957,006

Communications Equipment–0.82%
Arista Networks, Inc.(b)	16,376	3,597,971

Cisco Systems, Inc.	266,135	12,875,611

F5, Inc.(b)	3,821	654,117

Juniper Networks, Inc.	20,471	582,400

Motorola Solutions, Inc.	10,908	3,521,866

		21,231,965

Computer & Electronics Retail–0.04%
Best Buy Co., Inc.	12,679	899,448

Construction & Engineering–0.07%
Quanta Services, Inc.	9,483	1,785,744

Construction Machinery & Heavy Transportation Equipment– 0.58%
Caterpillar, Inc.	33,316	8,352,988

Cummins, Inc.	9,251	2,073,704

PACCAR, Inc.	34,143	3,135,010

Wabtec Corp.	11,659	1,358,973

		14,920,675

Construction Materials–0.14%
Martin Marietta Materials, Inc.	4,006	1,861,148

Vulcan Materials Co.	8,677	1,853,060

		3,714,208

	Shares	Value

Consumer Electronics–0.05%
Garmin Ltd.	9,899	$1,210,054

Consumer Finance–0.45%
American Express Co.	37,997	6,488,748

Capital One Financial Corp.	24,911	2,781,562

Discover Financial Services	16,328	1,518,504

Synchrony Financial	27,311	883,784

		11,672,598

Consumer Staples Merchandise Retail–1.53%
Costco Wholesale Corp.	28,942	17,155,081

Dollar General Corp.	14,325	1,878,294

Dollar Tree, Inc.(b)(c)	13,673	1,689,846

Target Corp.	30,143	4,033,435

Walmart, Inc.	93,208	14,511,554

		39,268,210

Copper–0.14%
Freeport-McMoRan, Inc.	93,628	3,494,197

Data Center REITs–0.30%
Digital Realty Trust, Inc.	19,770	2,743,681

Equinix, Inc.	6,111	4,980,526

		7,724,207

Data Processing & Outsourced Services–0.06%
Broadridge Financial Solutions, Inc.	7,714	1,495,127

Distillers & Vintners–0.13%
Brown-Forman Corp., Class B	11,949	701,884

Constellation Brands, Inc., Class A	10,535	2,533,562

		3,235,446

Distributors–0.11%
Genuine Parts Co.	9,084	1,206,174

LKQ Corp.	17,474	778,117

Pool Corp.(c)	2,522	875,941

		2,860,232

Diversified Banks–2.71%
Bank of America Corp.	451,499	13,766,205

Citigroup, Inc.	125,850	5,801,685

Comerica, Inc.	8,606	389,163

Fifth Third Bancorp	44,467	1,287,320

JPMorgan Chase & Co.	189,792	29,622,735

KeyCorp	61,123	757,314

PNC Financial Services Group, Inc. (The)	26,009	3,484,166

U.S. Bancorp	101,683	3,876,156

Wells Fargo & Co.	238,950	10,654,780

		69,639,524

Diversified Support Services–0.23%
Cintas Corp.	5,648	3,124,756

Copart, Inc.(b)	56,749	2,849,935

		5,974,691

Drug Retail–0.04%
Walgreens Boots Alliance, Inc.	46,794	933,072

Electric Utilities–1.53%
Alliant Energy Corp.	16,251	821,813

American Electric Power Co., Inc.	33,645	2,676,460

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Electric Utilities–(continued)
Constellation Energy Corp.(c)	20,886	$2,528,041

Duke Energy Corp.	50,333	4,644,729

Edison International	25,032	1,676,894

Entergy Corp.	13,810	1,400,472

Evergy, Inc.	14,847	757,791

Eversource Energy	22,798	1,354,429

Exelon Corp.	64,996	2,502,996

FirstEnergy Corp.	34,743	1,283,406

NextEra Energy, Inc.	132,165	7,732,974

NRG Energy, Inc.	15,178	726,115

PG&E Corp.(b)	136,576	2,345,010

Pinnacle West Capital Corp.	7,321	548,636

PPL Corp.	47,649	1,244,592

Southern Co. (The)	71,222	5,055,338

Xcel Energy, Inc.	36,019	2,191,396

		39,491,092

Electrical Components & Equipment–0.59%
AMETEK, Inc.	15,067	2,338,850

Eaton Corp. PLC	26,058	5,933,146

Emerson Electric Co.	37,324	3,318,104

Generac Holdings, Inc.(b)(c)	3,971	464,885

Hubbell, Inc.	3,462	1,038,600

Rockwell Automation, Inc.	7,501	2,066,075

		15,159,660

Electronic Components–0.19%
Amphenol Corp., Class A	38,953	3,544,333

Corning, Inc.	50,136	1,428,375

		4,972,708

Electronic Equipment & Instruments–0.17%
Keysight Technologies, Inc.(b)	11,649	1,582,982

Teledyne Technologies, Inc.(b)	3,042	1,225,804

Trimble, Inc.(b)	16,217	752,469

Zebra Technologies Corp., Class A(b)	3,313	785,115

		4,346,370

Electronic Manufacturing Services–0.10%
TE Connectivity Ltd.	20,503	2,685,893

Environmental & Facilities Services–0.32%
Republic Services, Inc.	13,428	2,173,188

Rollins, Inc.	18,083	736,701

Veralto Corp.(b)	14,311	1,105,525

Waste Management, Inc.	24,073	4,116,242

		8,131,656

Fertilizers & Agricultural Chemicals–0.17%
CF Industries Holdings, Inc.	12,690	953,654

Corteva, Inc.	46,354	2,095,201

FMC Corp.	7,978	428,099

Mosaic Co. (The)	21,798	782,330

		4,259,284

Financial Exchanges & Data–1.12%
Cboe Global Markets, Inc.	6,825	1,243,447

CME Group, Inc., Class A	23,495	5,130,368

FactSet Research Systems, Inc.	2,477	1,123,220

Intercontinental Exchange, Inc.	37,378	4,255,112

MarketAxess Holdings, Inc.	2,434	584,452

	Shares	Value

Financial Exchanges & Data–(continued)
Moody’s Corp.	10,306	$3,761,278

MSCI, Inc.	5,175	2,695,399

Nasdaq, Inc.	22,104	1,234,287

S&P Global, Inc.	21,251	8,836,803

		28,864,366

Food Distributors–0.09%
Sysco Corp.	32,988	2,380,744

Food Retail–0.07%
Kroger Co. (The)	43,125	1,909,144

Footwear–0.34%
NIKE, Inc., Class B	80,008	8,822,482

Gas Utilities–0.04%
Atmos Energy Corp.(c)	9,695	1,103,388

Gold–0.12%
Newmont Corp.	75,092	3,017,947

Health Care Distributors–0.34%
Cardinal Health, Inc.	16,599	1,777,421

Cencora, Inc.(c)	10,887	2,214,089

Henry Schein, Inc.(b)	8,654	577,481

McKesson Corp.	8,810	4,145,634

		8,714,625

Health Care Equipment–2.34%
Abbott Laboratories	113,333	11,819,499

Baxter International, Inc.	33,073	1,193,274

Becton, Dickinson and Co.	18,946	4,474,666

Boston Scientific Corp.(b)	95,626	5,344,537

DexCom, Inc.(b)	25,332	2,926,353

Edwards Lifesciences Corp.(b)	39,702	2,688,222

GE HealthCare Technologies, Inc.	25,596	1,752,302

Hologic, Inc.(b)	15,997	1,140,586

IDEXX Laboratories, Inc.(b)	5,421	2,525,210

Insulet Corp.(b)	4,505	851,850

Intuitive Surgical, Inc.(b)	22,946	7,132,535

Medtronic PLC	86,936	6,891,417

ResMed, Inc.	9,499	1,498,277

STERIS PLC	6,419	1,289,834

Stryker Corp.	22,074	6,541,188

Teleflex, Inc.(c)	3,037	685,421

Zimmer Biomet Holdings, Inc.	13,648	1,587,399

		60,342,570

Health Care Facilities–0.15%
HCA Healthcare, Inc.	13,172	3,299,323

Universal Health Services, Inc., Class B	4,202	577,691

		3,877,014

Health Care REITs–0.20%
Healthpeak Properties, Inc.	35,361	612,453

Ventas, Inc.	26,278	1,204,583

Welltower, Inc.(c)	36,166	3,222,391

		5,039,427

Health Care Services–0.52%
Cigna Group (The)	19,330	5,081,470

CVS Health Corp.	83,882	5,699,782

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Health Care Services–(continued)
DaVita, Inc.(b)	3,510	$356,125

Laboratory Corp. of America Holdings	5,786	1,255,041

Quest Diagnostics, Inc.	7,274	998,211

		13,390,629

Health Care Supplies–0.10%
Align Technology, Inc.(b)	4,617	987,115

Cooper Cos., Inc. (The)	3,197	1,077,133

DENTSPLY SIRONA, Inc.	13,549	430,181

		2,494,429

Home Furnishings–0.01%
Mohawk Industries, Inc.(b)	3,384	298,841

Home Improvement Retail–1.10%
Home Depot, Inc. (The)	65,660	20,583,754

Lowe’s Cos., Inc.	38,269	7,609,025

		28,192,779

Homebuilding–0.28%
D.R. Horton, Inc.	20,031	2,557,358

Lennar Corp., Class A	16,492	2,109,657

NVR, Inc.(b)	214	1,317,253

PulteGroup, Inc.	14,552	1,286,688

		7,270,956

Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.(c)	46,473	811,883

Hotels, Resorts & Cruise Lines–0.83%
Airbnb, Inc., Class A(b)	27,845	3,517,937

Booking Holdings, Inc.(b)	2,331	7,286,007

Carnival Corp.(b)	64,932	977,876

Expedia Group, Inc.(b)	9,259	1,260,890

Hilton Worldwide Holdings, Inc.	17,125	2,868,780

Marriott International, Inc., Class A	16,361	3,316,375

Norwegian Cruise Line Holdings Ltd.(b)	27,421	418,719

Royal Caribbean Cruises Ltd.(b)(c)	15,392	1,654,024

		21,300,608

Household Appliances–0.02%
Whirlpool Corp.(c)	3,550	386,595

Household Products–1.29%
Church & Dwight Co., Inc.	16,069	1,552,748

Clorox Co. (The)	8,086	1,159,128

Colgate-Palmolive Co.	53,990	4,252,792

Kimberly-Clark Corp.	22,086	2,732,701

Procter & Gamble Co. (The)	153,952	23,634,711

		33,332,080

Human Resource & Employment Services–0.41%
Automatic Data Processing, Inc.	26,906	6,186,228

Ceridian HCM Holding, Inc.(b)(c)	10,022	690,516

Paychex, Inc.	20,956	2,556,003

Paycom Software, Inc.	3,217	584,400

Robert Half, Inc.(c)	6,902	565,826

		10,582,973

Independent Power Producers & Energy Traders–0.03%
AES Corp. (The)(c)	43,271	744,694

	Shares	Value

Industrial Conglomerates–0.81%
3M Co.	36,050	$3,571,474

General Electric Co.	71,080	8,657,544

Honeywell International, Inc.	43,362	8,495,483

		20,724,501

Industrial Gases–0.66%
Air Products and Chemicals, Inc.	14,508	3,925,139

Linde PLC	31,867	13,185,609

		17,110,748

Industrial Machinery & Supplies & Components–0.82%
Dover Corp.	9,063	1,279,333

Fortive Corp.	22,855	1,576,538

IDEX Corp.	4,886	985,408

Illinois Tool Works, Inc.	17,971	4,352,756

Ingersoll Rand, Inc.	26,411	1,886,538

Nordson Corp.	3,480	818,983

Otis Worldwide Corp.	26,752	2,295,054

Parker-Hannifin Corp.	8,379	3,629,615

Pentair PLC	10,783	695,935

Snap-on, Inc.	3,456	949,329

Stanley Black & Decker, Inc.	9,900	899,910

Xylem, Inc.	15,728	1,653,485

		21,022,884

Industrial REITs–0.27%
Prologis, Inc.	60,336	6,934,416

Insurance Brokers–0.67%
Aon PLC, Class A	13,211	4,339,682

Arthur J. Gallagher & Co.	14,074	3,504,426

Brown & Brown, Inc.	15,219	1,137,468

Marsh & McLennan Cos., Inc.	32,260	6,433,289

Willis Towers Watson PLC	6,914	1,702,918

		17,117,783

Integrated Oil & Gas–1.80%
Chevron Corp.	115,874	16,639,506

Exxon Mobil Corp.(e)	264,182	27,142,059

Occidental Petroleum Corp.	43,333	2,563,147

		46,344,712

Integrated Telecommunication Services–0.71%
AT&T, Inc.	466,889	7,736,351

Verizon Communications, Inc.	274,559	10,523,846

		18,260,197

Interactive Home Entertainment–0.15%
Electronic Arts, Inc.	16,100	2,221,961

Take-Two Interactive Software, Inc.(b)(c)	10,315	1,631,833

		3,853,794

Interactive Media & Services–5.58%
Alphabet, Inc., Class A(b)	387,474	51,351,929

Alphabet, Inc., Class C(b)	329,603	44,140,434

Match Group, Inc.(b)	18,162	588,086

Meta Platforms, Inc., Class A(b)	145,153	47,486,804

		143,567,253

Internet Services & Infrastructure–0.09%
Akamai Technologies, Inc.(b)	9,927	1,146,867

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Internet Services & Infrastructure–(continued)
VeriSign, Inc.(b)	5,891	$1,250,070

		2,396,937

Investment Banking & Brokerage–0.82%
Charles Schwab Corp. (The)	97,112	5,954,908

Goldman Sachs Group, Inc. (The)	21,492	7,340,378

Morgan Stanley	83,324	6,610,926

Raymond James Financial, Inc.	12,279	1,291,137

		21,197,349

IT Consulting & Other Services–1.11%
Accenture PLC, Class A	41,196	13,724,035

Cognizant Technology Solutions Corp., Class A	32,783	2,307,267

EPAM Systems, Inc.(b)	3,785	977,249

Gartner, Inc.(b)	5,109	2,221,598

International Business Machines Corp.	59,496	9,433,686

		28,663,835

Leisure Products–0.02%
Hasbro, Inc.(c)	8,517	395,274

Life & Health Insurance–0.37%
Aflac, Inc.	35,352	2,923,964

Globe Life, Inc.	5,776	711,199

MetLife, Inc.	41,214	2,622,447

Principal Financial Group, Inc.	14,535	1,073,119

Prudential Financial, Inc.	23,589	2,306,532

		9,637,261

Life Sciences Tools & Services–1.36%
Agilent Technologies, Inc.	19,291	2,465,390

Bio-Rad Laboratories, Inc., Class A(b)(c)	1,340	408,593

Bio-Techne Corp.	10,178	640,196

Charles River Laboratories International, Inc.(b)	3,309	652,138

Danaher Corp.	42,932	9,587,145

Illumina, Inc.(b)	10,338	1,053,959

IQVIA Holdings, Inc.(b)(c)	11,995	2,568,129

Mettler-Toledo International, Inc.(b)	1,423	1,553,816

Revvity, Inc.	8,110	720,979

Thermo Fisher Scientific, Inc.	25,206	12,496,127

Waters Corp.(b)(c)	3,843	1,078,384

West Pharmaceutical Services, Inc.	4,824	1,692,066

		34,916,922

Managed Health Care–1.89%
Centene Corp.(b)	35,266	2,598,399

Elevance Health, Inc.	15,390	7,379,351

Humana, Inc.	8,085	3,920,093

Molina Healthcare, Inc.(b)	3,769	1,377,796

UnitedHealth Group, Inc.	60,496	33,452,473

		48,728,112

Metal, Glass & Plastic Containers–0.04%
Ball Corp.	20,390	1,127,363

Movies & Entertainment–1.05%
Live Nation Entertainment, Inc.(b)	9,122	768,255

Netflix, Inc.(b)	28,942	13,717,640

Walt Disney Co. (The)(b)	119,500	11,076,455

	Shares	Value

Movies & Entertainment–(continued)
Warner Bros Discovery, Inc.(b)	144,856	$1,513,745

		27,076,095

Multi-Family Residential REITs–0.23%
AvalonBay Communities, Inc.	9,275	1,604,018

Camden Property Trust	6,991	631,008

Equity Residential	22,526	1,280,378

Essex Property Trust, Inc.	4,192	894,824

Mid-America Apartment Communities, Inc.	7,620	948,538

UDR, Inc.	20,002	668,067

		6,026,833

Multi-line Insurance–0.14%
American International Group, Inc.	46,480	3,058,849

Assurant, Inc.	3,568	599,495

		3,658,344

Multi-Sector Holdings–1.67%
Berkshire Hathaway, Inc., Class B(b)	119,102	42,876,720

Multi-Utilities–0.66%
Ameren Corp.	17,160	1,331,444

CenterPoint Energy, Inc.	41,221	1,165,318

CMS Energy Corp.	19,053	1,081,448

Consolidated Edison, Inc.	22,470	2,024,772

Dominion Energy, Inc.	54,648	2,477,740

DTE Energy Co.	13,465	1,401,841

NiSource, Inc.	26,703	684,665

Public Service Enterprise Group, Inc.	32,596	2,034,968

Sempra	41,099	2,994,884

WEC Energy Group, Inc.	20,601	1,722,656

		16,919,736

Office REITs–0.07%
Alexandria Real Estate Equities, Inc.	10,086	1,103,409

Boston Properties, Inc.	10,083	574,025

		1,677,434

Oil & Gas Equipment & Services–0.36%
Baker Hughes Co., Class A	65,939	2,225,441

Halliburton Co.	58,683	2,173,031

Schlumberger N.V.	92,815	4,830,093

		9,228,565

Oil & Gas Exploration & Production–1.07%
APA Corp.	20,358	732,888

ConocoPhillips	78,226	9,040,579

Coterra Energy, Inc.	49,468	1,298,535

Devon Energy Corp.	41,701	1,875,294

Diamondback Energy, Inc.	11,768	1,817,097

EOG Resources, Inc.	38,026	4,679,860

EQT Corp.	23,632	944,335

Hess Corp.	18,048	2,536,827

Marathon Oil Corp.	40,214	1,022,642

Pioneer Natural Resources Co.	15,226	3,526,950

		27,475,007

Oil & Gas Refining & Marketing–0.41%
Marathon Petroleum Corp.	26,113	3,895,798

Phillips 66	29,081	3,748,250

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Oil & Gas Refining & Marketing–(continued)
Valero Energy Corp.	22,955	$2,877,639

		10,521,687

Oil & Gas Storage & Transportation–0.35%
Kinder Morgan, Inc.	127,500	2,240,175

ONEOK, Inc.	37,984	2,615,199

Targa Resources Corp.	14,494	1,310,982

Williams Cos., Inc. (The)	79,443	2,922,708

		9,089,064

Other Specialized REITs–0.12%
Iron Mountain, Inc.	19,061	1,222,763

VICI Properties, Inc.	66,185	1,978,270

		3,201,033

Other Specialty Retail–0.13%
Bath & Body Works, Inc.	15,062	491,323

Tractor Supply Co.	7,102	1,441,777

Ulta Beauty, Inc.(b)	3,270	1,392,987

		3,326,087

Packaged Foods & Meats–0.73%
Campbell Soup Co.	12,726	511,331

Conagra Brands, Inc.	30,830	872,181

General Mills, Inc.	38,218	2,432,958

Hershey Co. (The)	9,787	1,839,173

Hormel Foods Corp.	18,908	578,396

JM Smucker Co. (The)	6,822	748,578

Kellanova	17,216	904,528

Kraft Heinz Co. (The)	52,142	1,830,705

Lamb Weston Holdings, Inc.	9,522	952,486

McCormick & Co., Inc.	16,215	1,051,218

Mondelez International, Inc., Class A	88,847	6,313,468

Tyson Foods, Inc., Class A	18,649	873,519

		18,908,541

Paper & Plastic Packaging Products & Materials–0.18%
Amcor PLC	95,039	900,970

Avery Dennison Corp.	5,211	1,013,539

International Paper Co.	23,208	857,304

Packaging Corp. of America	5,928	995,963

Sealed Air Corp.	9,326	311,302

WestRock Co.	16,337	672,594

		4,751,672

Passenger Airlines–0.16%
Alaska Air Group, Inc.(b)	8,309	314,163

American Airlines Group, Inc.(b)(c)	41,975	521,749

Delta Air Lines, Inc.	42,021	1,551,836

Southwest Airlines Co.	38,469	983,652

United Airlines Holdings, Inc.(b)	21,420	843,948

		4,215,348

Personal Care Products–0.16%
Estee Lauder Cos., Inc. (The), Class A	15,143	1,933,610

Kenvue, Inc.	112,552	2,300,563

		4,234,173

Pharmaceuticals–3.75%
Bristol-Myers Squibb Co.	136,436	6,737,210

Catalent, Inc.(b)(c)	11,773	457,381

	Shares	Value

Pharmaceuticals–(continued)
Eli Lilly and Co.	52,077	$30,779,590

Johnson & Johnson	157,264	24,322,450

Merck & Co., Inc.	165,722	16,983,191

Pfizer, Inc.	368,729	11,235,173

Viatris, Inc.	77,454	711,028

Zoetis, Inc.	30,062	5,311,053

		96,537,076

Property & Casualty Insurance–0.93%
Allstate Corp. (The)	17,083	2,355,233

Arch Capital Group Ltd.(b)	24,357	2,038,437

Chubb Ltd.	26,776	6,143,218

Cincinnati Financial Corp.	10,139	1,042,188

Hartford Financial Services Group, Inc. (The)	20,141	1,574,221

Loews Corp.	12,301	864,637

Progressive Corp. (The)	38,227	6,270,375

Travelers Cos., Inc. (The)	14,969	2,703,701

W.R. Berkley Corp.	13,073	948,446

		23,940,456

Publishing–0.03%
News Corp., Class A(c)	24,363	536,960

News Corp., Class B	7,388	170,220

		707,180

Rail Transportation–0.64%
CSX Corp.	131,429	4,245,157

Norfolk Southern Corp.	14,826	3,234,440

Union Pacific Corp.	39,802	8,966,196

		16,445,793

Real Estate Services–0.15%
CBRE Group, Inc., Class A(b)	20,181	1,593,492

CoStar Group, Inc.(b)	26,668	2,214,510

		3,808,002

Regional Banks–0.29%
Citizens Financial Group, Inc.	31,456	857,805

Huntington Bancshares, Inc.	94,559	1,064,734

M&T Bank Corp.	10,835	1,388,722

Regions Financial Corp.	60,659	1,011,792

Truist Financial Corp.	86,989	2,795,827

Zions Bancorporation N.A.	9,865	351,490

		7,470,370

Reinsurance–0.05%
Everest Group Ltd.	2,834	1,163,499

Research & Consulting Services–0.23%
Equifax, Inc.	8,015	1,744,946

Jacobs Solutions, Inc.	8,223	1,045,801

Leidos Holdings, Inc.	8,833	947,957

Verisk Analytics, Inc.	9,472	2,286,825

		6,025,529

Restaurants–1.14%
Chipotle Mexican Grill, Inc.(b)	1,801	3,966,253

Darden Restaurants, Inc.(c)	7,817	1,223,126

Domino’s Pizza, Inc.	2,290	899,718

McDonald’s Corp.	47,594	13,413,893

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Restaurants–(continued)
Starbucks Corp.	74,804	$7,428,037

Yum! Brands, Inc.	18,300	2,297,565

		29,228,592

Retail REITs–0.27%
Federal Realty Investment Trust	4,669	446,310

Kimco Realty Corp.	40,074	774,230

Realty Income Corp.	46,290	2,497,808

Regency Centers Corp.	10,731	673,692

Simon Property Group, Inc.	21,368	2,668,649

		7,060,689

Self-Storage REITs–0.17%
Extra Space Storage, Inc.(c)	13,798	1,796,086

Public Storage	10,334	2,674,026

		4,470,112

Semiconductor Materials & Equipment–0.83%
Applied Materials, Inc.	54,842	8,214,235

Enphase Energy, Inc.(b)	8,859	894,936

KLA Corp.	8,929	4,862,912

Lam Research Corp.	8,705	6,232,084

SolarEdge Technologies, Inc.(b)	3,642	289,102

Teradyne, Inc.(c)	10,174	938,348

		21,431,617

Semiconductors–6.59%
Advanced Micro Devices, Inc.(b)	105,517	12,784,440

Analog Devices, Inc.	32,701	5,996,709

Broadcom, Inc.	28,663	26,534,199

First Solar, Inc.(b)(c)	6,977	1,100,831

Intel Corp.	273,511	12,225,942

Microchip Technology, Inc.	35,413	2,954,861

Micron Technology, Inc.	71,677	5,456,053

Monolithic Power Systems, Inc.	3,121	1,712,555

NVIDIA Corp.	161,312	75,445,622

NXP Semiconductors N.V. (China)	16,792	3,426,911

ON Semiconductor Corp.(b)	28,182	2,010,222

Qorvo, Inc.(b)	6,475	624,838

QUALCOMM, Inc.	72,884	9,405,680

Skyworks Solutions, Inc.	10,409	1,008,944

Texas Instruments, Inc.	59,298	9,055,398

		169,743,205

Single-Family Residential REITs–0.05%
Invitation Homes, Inc.	37,580	1,253,669

Soft Drinks & Non-alcoholic Beverages–1.35%
Coca-Cola Co. (The)	254,175	14,853,987

Keurig Dr Pepper, Inc.	65,702	2,074,212

Monster Beverage Corp.(b)	48,783	2,690,382

PepsiCo, Inc.	89,902	15,129,608

		34,748,189

Specialty Chemicals–0.60%
Albemarle Corp.(c)	7,585	919,833

Celanese Corp.(c)	6,536	906,282

DuPont de Nemours, Inc.	29,980	2,144,769

Eastman Chemical Co.	7,663	642,389

Ecolab, Inc.	16,568	3,176,583

International Flavors & Fragrances, Inc.(c)	16,670	1,256,584

	Shares	Value

Specialty Chemicals–(continued)
PPG Industries, Inc.	15,381	$2,183,948

Sherwin-Williams Co. (The)	15,451	4,307,739

		15,538,127

Steel–0.15%
Nucor Corp.	16,245	2,761,163

Steel Dynamics, Inc.	10,169	1,211,433

		3,972,596

Systems Software–8.31%
Fortinet, Inc.(b)	42,570	2,237,479

Gen Digital, Inc.	36,629	808,768

Microsoft Corp.	485,226	183,856,984

Oracle Corp.	102,813	11,947,899

Palo Alto Networks, Inc.(b)(c)	19,975	5,894,423

ServiceNow, Inc.(b)	13,323	9,136,114

		213,881,667

Technology Distributors–0.07%
CDW Corp.	8,713	1,837,397

Technology Hardware, Storage & Peripherals–7.33%
Apple, Inc.	959,783	182,310,781

Hewlett Packard Enterprise Co.	84,347	1,426,308

HP, Inc.	56,664	1,662,522

NetApp, Inc.	13,863	1,266,939

Seagate Technology Holdings PLC	12,635	999,428

Western Digital Corp.(b)	20,571	993,785

		188,659,763

Telecom Tower REITs–0.44%
American Tower Corp.	30,444	6,356,098

Crown Castle, Inc.	28,323	3,321,722

SBA Communications Corp., Class A	7,078	1,747,983

		11,425,803

Timber REITs–0.06%
Weyerhaeuser Co.	47,724	1,496,147

Tobacco–0.56%
Altria Group, Inc.	115,897	4,872,310

Philip Morris International, Inc.	101,382	9,465,023

		14,337,333

Trading Companies & Distributors–0.26%
Fastenal Co.	37,313	2,237,661

United Rentals, Inc.	4,427	2,107,340

W.W. Grainger, Inc.	2,906	2,284,668

		6,629,669

Transaction & Payment Processing Services–2.52%
Fidelity National Information Services, Inc.	38,693	2,268,958

Fiserv, Inc.(b)	39,907	5,212,253

FleetCor Technologies, Inc.(b)	4,830	1,161,615

Global Payments, Inc.	16,980	1,977,151

Jack Henry & Associates, Inc.	4,712	747,747

Mastercard, Inc., Class A	54,337	22,486,281

PayPal Holdings, Inc.(b)	71,231	4,103,618

Visa, Inc., Class A(c)	104,937	26,935,229

		64,892,852

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Water Utilities–0.07%
American Water Works Co., Inc.	12,714	$1,676,214

Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.	33,806	5,086,113

Total Common Stocks & Other Equity Interests (Cost $1,005,638,657)		2,501,774,101

Money Market Funds–2.74%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(f)	25,355,180	25,355,180

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(d)(f)	16,180,931	16,189,021

Invesco Treasury Portfolio, Institutional Class, 5.28%(d)(f)	28,977,348	28,977,348

Total Money Market Funds (Cost $70,513,707)		70,521,549

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,076,152,364)		2,572,295,650

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.13%
Invesco Private Government Fund, 5.32%(d)(f)(g)	15,393,290	$15,393,290

Invesco Private Prime Fund, 5.55%(d)(f)(g)	39,304,264	39,319,986

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,710,992)		54,713,276

TOTAL INVESTMENTS IN SECURITIES–102.04% (Cost $1,130,863,356)		2,627,008,926

OTHER ASSETS LESS LIABILITIES–(2.04)%		(52,422,901)

NET ASSETS–100.00%		$2,574,586,025

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Ltd.	$455,471	$4,924	$-	$(46,993)	$-	$413,402	$5,722
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,598,847	26,265,337	(29,509,004)	-	-	25,355,180	305,838
Invesco Liquid Assets Portfolio, Institutional Class	18,499,332	18,760,955	(21,077,861)	5,449	1,146	16,189,021	199,441
Invesco Treasury Portfolio, Institutional Class	32,684,397	30,017,528	(33,724,577)	-	-	28,977,348	350,636
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,324,601	54,408,367	(53,339,678)	-	-	15,393,290	248,263	*
Invesco Private Prime Fund	36,834,686	129,912,831	(127,439,742)	2,462	9,749	39,319,986	667,458	*
Total	$131,397,334	$259,369,942	$(265,090,862)	$(39,082)	$10,895	$125,648,227	$1,777,358

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Equity Risk

E-Mini S&P 500 Index	323	December-2023	$73,914,513	$2,344,291	$2,344,291

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,501,774,101	$ –	$–	$2,501,774,101

Money Market Funds	70,521,549	54,713,276	–	125,234,825

Total Investments in Securities	2,572,295,650	54,713,276	–	2,627,008,926

Other Investments - Assets*

Futures Contracts	2,344,291	–	–	2,344,291

Total Investments	$2,574,639,941	$54,713,276	$–	$2,629,353,217

*	Unrealized appreciation.

Invesco S&P 500 Index Fund